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1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

February 20, 2015

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Mutual Funds (the “Registrant”)
File Nos. 333-40455 and 811-08495

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive date format risk/return summary information that reflects the risk/return summary information in the Prospectus dated March 1, 2014, relating to the Nationwide Bond Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on February 2, 2015 (Accession Number: 0001137439-15-000014).

If you have questions regarding the forgoing, please contact me at the above-referenced phone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esquire